Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Income (Detail) - Fair value hedges [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	$ (1,046)	$ 806
Gains (losses) on the hedged item attributed to hedged risk	1,058	(766)
Hedge ineffectiveness gains (losses) recognized in income	12	40
Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	400	1,018
Gains (losses) on the hedged item attributed to hedged risk	(390)	(983)
Hedge ineffectiveness gains (losses) recognized in income	10	35
Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	(1,446)	(212)
Gains (losses) on the hedged item attributed to hedged risk	1,448	217
Hedge ineffectiveness gains (losses) recognized in income	$ 2	$ 5